VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.2%
		Communication Services: 5.9%
21,701		AT&T, Inc.	$ 618,695	0.2
121,783		Comcast Corp. – Class A	5,633,682	1.9
118,160		Fox Corp. - Class B	3,304,935	1.1
248,034		News Corp - Class A	3,477,437	1.2
33,775		Verizon Communications, Inc.	2,009,275	0.7
20,384		Walt Disney Co.	2,529,247	0.8
			17,573,271	5.9

		Consumer Discretionary: 3.3%
17,400		General Motors Co.	514,866	0.2
56,911		Kohl's Corp.	1,054,561	0.3
59,423		Las Vegas Sands Corp.	2,772,677	0.9
5,100		Magna International, Inc.	233,325	0.1
3,100		Marriott International, Inc.	286,998	0.1
149,116	(1)	Mattel, Inc.	1,744,657	0.6
2,300		McDonald's Corp.	504,827	0.2
7,774	(2)	MGM Resorts International	169,085	0.0
2,700		Royal Caribbean Cruises Ltd.	174,771	0.1
11,200		TJX Cos., Inc.	623,280	0.2
106,264	(1)	Volkswagen AG ADR	1,714,038	0.6
			9,793,085	3.3

		Consumer Staples: 8.2%
19,038		Bunge Ltd.	870,037	0.3
34,900		Coca-Cola Co.	1,723,013	0.6
125,312		Conagra Brands, Inc.	4,474,891	1.5
26,940		Kimberly-Clark Corp.	3,977,960	1.3
2,800		Mondelez International, Inc.	160,860	0.1
79,328		Philip Morris International, Inc.	5,948,807	2.0
90,117		Tyson Foods, Inc.	5,360,159	1.8
12,411		Walmart, Inc.	1,736,423	0.6
			24,252,150	8.2

		Energy: 6.8%
9,217		Chevron Corp.	663,624	0.2
98,440		Enbridge, Inc.	2,874,448	1.0
29,200		EOG Resources, Inc.	1,049,448	0.4
64,027		Exxon Mobil Corp.	2,198,047	0.7
119,000		Halliburton Co.	1,433,950	0.5
11,231		Hess Corp.	459,685	0.2
40,883		Occidental Petroleum Corp.	409,239	0.1
4,533		Pioneer Natural Resources Co.	389,793	0.1
11,700		Schlumberger NV	182,052	0.1
101,618		Targa Resources Corp.	1,425,700	0.5
80,249		TC Energy Corp.	3,372,063	1.1
166,383	(2)	Total SE ADR	5,706,937	1.9
			20,164,986	6.8

		Financials: 18.6%
172,421		American International Group, Inc.	4,746,750	1.6
37,618		Bank of America Corp.	906,218	0.3
21,900		Charles Schwab Corp.	793,437	0.3
52,275		Chubb Ltd.	6,070,173	2.1
106,998		Equitable Holdings, Inc.	1,951,643	0.7
218,460		Fifth Third Bancorp	4,657,567	1.6
48,960		Franklin Resources, Inc.	996,336	0.3
27,823		JPMorgan Chase & Co.	2,678,520	0.9
111,976		Loews Corp.	3,891,166	1.3
7,941		Marsh & McLennan Cos., Inc.	910,833	0.3
146,026		Metlife, Inc.	5,427,786	1.8
116,119		Morgan Stanley	5,614,354	1.9
23,832		PNC Financial Services Group, Inc.	2,619,375	0.9
24,660		Raymond James Financial, Inc.	1,794,262	0.6
63,851		State Street Corp.	3,788,280	1.3
318,333		Wells Fargo & Co.	7,484,009	2.5
3,491		Willis Towers Watson PLC	728,991	0.2
			55,059,700	18.6

		Health Care: 13.9%
59,309		AbbVie, Inc.	5,194,875	1.7
17,850		Anthem, Inc.	4,794,331	1.6
16,645		Becton Dickinson & Co.	3,872,959	1.3
5,147		Bristol-Myers Squibb Co.	310,313	0.1
78,951		CVS Health Corp.	4,610,738	1.6
40,720		Gilead Sciences, Inc.	2,573,097	0.9
65,369		GlaxoSmithKline PLC	1,225,511	0.4
19,700		GlaxoSmithKline PLC ADR	741,508	0.2
33,974		Johnson & Johnson	5,058,049	1.7
47,661		Medtronic PLC	4,952,931	1.7
13,600		Merck & Co., Inc.	1,128,120	0.4
129,955		Pfizer, Inc.	4,769,349	1.6
6,464		Sanofi ADR	324,299	0.1
12,186		Zimmer Biomet Holdings, Inc.	1,659,002	0.6
			41,215,082	13.9

		Industrials: 11.8%
23,339		Alaska Air Group, Inc.	854,907	0.3
23,364		Boeing Co.	3,861,135	1.3
7,000		Caterpillar, Inc.	1,044,050	0.3
2,000		Cummins, Inc.	422,320	0.1
15,345		Emerson Electric Co.	1,006,172	0.3
6,747		Flowserve Corp.	184,126	0.1
845,260		General Electric Co.	5,265,970	1.8
42,052		Johnson Controls International plc	1,717,824	0.6
26,131		L3Harris Technologies, Inc.	4,438,089	1.5
140,061		Nielsen Holdings PLC	1,986,065	0.7
15,029		nVent Electric PLC	265,863	0.1
15,960		Paccar, Inc.	1,361,069	0.5
12,427		Snap-On, Inc.	1,828,384	0.6
42,547	(1)	Stericycle, Inc.	2,683,014	0.9
48,669		United Parcel Service, Inc. - Class B	8,109,715	2.7
			35,028,703	11.8

		Information Technology: 9.7%
54,616		Applied Materials, Inc.	3,246,921	1.1

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
109,314		Cisco Systems, Inc.	$ 4,305,879	1.5
18,400		Corning, Inc.	596,344	0.2
21,724		Microsoft Corp.	4,569,209	1.5
7,845		NXP Semiconductor NV - NXPI - US	979,135	0.3
87,237		Qualcomm, Inc.	10,266,050	3.5
6,900		TE Connectivity Ltd.	674,406	0.2
25,961		Texas Instruments, Inc.	3,706,971	1.3
6,328		Western Digital Corp.	231,288	0.1
			28,576,203	9.7

		Materials: 5.8%
6,947		Akzo Nobel NV	702,141	0.3
132,543		CF Industries Holdings, Inc.	4,070,395	1.4
121,121		DowDuPont, Inc.	6,719,793	2.3
117,418		International Paper Co.	4,760,126	1.6
6,491		PPG Industries, Inc.	792,421	0.2
			17,044,876	5.8

		Real Estate: 4.5%
60,416		Equity Residential	3,101,153	1.0
96,860		Rayonier, Inc.	2,560,978	0.9
38,202	(2)	SL Green Realty Corp.	1,771,427	0.6
3,700		Welltower, Inc.	203,833	0.1
195,274		Weyerhaeuser Co.	5,569,215	1.9
			13,206,606	4.5

		Utilities: 7.7%
15,100		Ameren Corp.	1,194,108	0.4
4,440	(1)	Duke Energy Corp.	390,919	0.1
58,550		Edison International	2,976,682	1.0
8,390		NextEra Energy, Inc.	2,328,728	0.8
245,604		NiSource, Inc.	5,403,288	1.8
20,350		Sempra Energy	2,408,626	0.8
151,728		Southern Co.	8,226,692	2.8
			22,929,043	7.7

	Total Common Stock
	(Cost $278,181,838)		284,843,705	96.2

PREFERRED STOCK: 2.1%
		Health Care: 0.5%
26,624	(1),(2)	Becton Dickinson and Co.	1,401,754	0.5

		Utilities: 1.6%
23,003	(1)	NextEra Energy, Inc.	1,073,780	0.3
17,784	(1)	Sempra Energy SRE A	1,750,835	0.6
5,385	(1),(2)	Sempra Energy SRE B	527,784	0.2
30,331	(1)	Southern Co/The	1,411,604	0.5
			4,764,003	1.6

	Total Preferred Stock
	(Cost $6,297,816)		6,165,757	2.1

WARRANTS: 0.0%
		Energy: 0.0%
7,897	(1)	Occidental Petroleum Corp.	23,691	0.0

	Total Warrants
	(Cost $39,086)		23,691	0.0

Principal Amount†			Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: 0.2%
		Financial: 0.2%
772,000	(3)	AXA SA, 7.250%, 05/15/2021	$ 676,465	0.2

	Total Convertible Bonds/Notes
	(Cost $772,000)		676,465	0.2

	Total Long-Term Investments
	(Cost $285,290,740)		291,709,618	98.5

SHORT-TERM INVESTMENTS: 3.4%
		Repurchase Agreements: 3.1%
1,022,333	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/20, 0.10%, due 10/01/20 (Repurchase Amount $1,022,336, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.415%-9.000%, Market Value plus accrued interest $1,042,780, due 10/25/20-06/20/69)	1,022,333	0.4
1,272,885	(4)	Citadel Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $1,272,889, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $1,298,348, due 10/08/20-08/15/50)	1,272,885	0.4
2,146,798	(4)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $2,146,803, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $2,189,734, due 11/27/20-11/01/59)	2,146,798	0.7

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,146,798	(4) HSBC Securities USA, Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $2,146,803, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $2,189,734, due 11/01/26-08/01/50)	$ 2,146,798	0.7
2,146,798	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $2,146,803, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $2,189,734, due 10/27/20-07/15/61)	2,146,798	0.7
487,993	(4) TD Securities (USA) LLC, Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $487,994, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $497,753, due 03/01/50-09/01/50)	487,993	0.2

	Total Repurchase Agreements
	(Cost $9,223,605)	9,223,605	3.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
729,232	(5) T. Rowe Price Government Reserve Fund, 0.090%
	(Cost $729,232)	729,232	0.3

	Total Short-Term Investments
	(Cost $9,952,837)	9,952,837	3.4

	Total Investments in Securities (Cost $295,243,577)	$ 301,662,455	101.9
	Liabilities in Excess of Other Assets	(5,486,409)	(1.9)
	Net Assets	$ 296,176,046	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2020.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$17,573,271	$–	$–	$17,573,271
Consumer Discretionary	9,793,085	–	–	9,793,085
Consumer Staples	24,252,150	–	–	24,252,150
Energy	20,164,986	–	–	20,164,986
Financials	55,059,700	–	–	55,059,700
Health Care	39,989,571	1,225,511	–	41,215,082
Industrials	35,028,703	–	–	35,028,703
Information Technology	28,576,203	–	–	28,576,203
Materials	16,342,735	702,141	–	17,044,876
Real Estate	13,206,606	–	–	13,206,606
Utilities	22,929,043	–	–	22,929,043
Total Common Stock	282,916,053	1,927,652	–	284,843,705
Preferred Stock	4,764,003	1,401,754	–	6,165,757
Warrants	23,691	–	–	23,691
Convertible Bonds/Notes	–	676,465	–	676,465
Short-Term Investments	729,232	9,223,605	–	9,952,837
Total Investments, at fair value	$288,432,979	$13,229,476	$–	$301,662,455

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $296,544,579.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$42,963,786
Gross Unrealized Depreciation	(37,845,841)

Net Unrealized Appreciation	$5,117,945